Staff Retirement Plans - Additional Information (Detail) - Pension Plan [Member]	11 Months Ended
Nov. 30, 2011
Minimum [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of contributions to retirement plan	12.00%
Maximum [Member]
Defined Contribution Plan Disclosure [Line Items]
Percentage of contributions to retirement plan	20.00%